UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Short Duration Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2022 (unaudited)
Rating	Percentage of Fund Investments
Aaa	1.61%
Aa1	2.90
Aa2	2.19
Aa3	1.97
A1	2.90
A2	4.59
A3	8.07
Baa1	14.92
Baa2	12.93
Baa3	14.73
Ba1	3.05
Ba2	1.84
Ba3	2.39
B1	2.48
B2	0.85
CCC, CC, C	0.51
Not Rated	18.33
Short Term Investments	3.74
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 954.50	$1.21
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.25
Investor Class
Actual	$1,000.00	$ 953.20	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 13.38%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class C
$1,500,000	0.83%, 03/15/2027	$ 1,465,953
	Series 2021-1 Class D
1,500,000	1.14%, 03/15/2027	1,422,367
	Series 2021-2 Class D
1,250,000	1.34%, 07/13/2027	1,172,307
	Series 2021-4 Class D
1,250,000	1.82%, 02/14/2028	1,158,479
1,500,000	AmeriCredit Automobile Receivables Trust Series 2021-1 Class D 1.21%, 12/18/2026	1,402,763
1,700,000	Avant Credit Card Master Trust(a) Series 2021-1A Class A 1.37%, 04/15/2027	1,552,747
3,000,000	Barings CLO Ltd(a)(b) Series 2018-3A Class C 2.96%, 07/20/2029 3-mo. LIBOR + 1.90%	2,854,587
1,000,000	CCG Receivables Trust (a) Series 2020-1 Class B 1.19%, 12/14/2027	956,214
	Credit Acceptance Auto Loan Trust(a)
	Series 2020-2A Class B
1,500,000	1.93%, 09/17/2029	1,445,615
	Series 2021-4 Class C
975,000	1.94%, 02/18/2031	895,345
1,194,000	DB Master Finance LLC(a) Series 2021-1A Class A2I 2.05%, 11/20/2051	1,060,099
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,103,771
	DT Auto Owner Trust(a)
	Series 2019-3A Class D
1,250,000	2.96%, 04/15/2025	1,241,313
	Series 2020-2A Class E
1,250,000	7.17%, 06/15/2027	1,274,961
	Series 2021-1A Class C
1,500,000	0.84%, 10/15/2026	1,431,033
	Series 2021-3A Class D
2,000,000	1.31%, 05/17/2027	1,811,750
	Series 2021-4A Class D
1,750,000	1.99%, 09/15/2027	1,596,164
54,357	GMACM Home Equity Loan Trust (c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	54,982
1,500,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 3.04%, 04/19/2033 3-mo. LIBOR + 2.00%	1,406,542
Principal Amount		Fair Value
Non-Agency — (continued)
$1,500,000	Magnetite XXII Ltd(a)(b) Series 2019-22A Class CR 2.99%, 04/15/2031 3-mo. LIBOR + 1.95%	$ 1,400,775
1,059,726	Mvw Llc(a) Series 2021-1WA Class C 1.94%, 01/22/2041	972,604
	Navient Private Education Refi Loan Trust (a)
	Series 2021-A Class A
1,026,182	0.84%, 05/15/2069	939,289
	Series 2021-BA Class A
1,233,558	0.94%, 07/15/2069	1,120,027
	Series 2021-CA Class A
1,271,605	1.06%, 10/15/2069	1,171,688
2,000,000	Octagon Investment Partners 45 Ltd(a)(b) Series 2019-1A Class BR 2.09%, 04/15/2035 3-mo. SOFR + 1.85%	1,872,911
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,027,555
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
750,000	1.35%, 07/15/2027	703,481
	Series 2021-3 Class D
1,200,000	1.33%, 09/15/2027	1,134,322
	Series 2021-4 Class D
2,000,000	1.67%, 10/15/2027	1,860,260
937,209	SCF Equipment Leasing LLC(a) Series 2020-1A Class A3 1.19%, 10/20/2027	929,058
3,756,000	Voya CLO Ltd(a)(b) Series 2016-1A Class BR 2.86%, 01/20/2031 3-mo. LIBOR + 1.80%	3,482,533
650,000	Westlake Automobile Receivables Trust(a) Series 2021-2A Class D 1.23%, 12/15/2026	606,552
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	459,825
		42,987,872
U.S. Government Agency — 0.00%(d)
883	Federal National Mortgage Association Grantor Trust (e) Series 2003-T4 Class 2A6 4.55%, 07/26/2033	884
TOTAL ASSET-BACKED SECURITIES — 13.38% (Cost $45,883,992)		$ 42,988,756

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
BANK LOANS
	Asurion LLC(b)
$ 512,319	4.79%,11/03/2023 1-mo. LIBOR + 3.00%	$ 490,119
3,254,528	4.92%,12/23/2026 1-mo. LIBOR + 3.13%	2,943,314
3,350,000	Bausch Health Cos Inc(b) 6.87%, 01/27/2027 1-mo. LIBOR + 5.08%	2,863,831
2,228,354	Berry Global Inc(b) 3.00%, 07/01/2026 1-mo. LIBOR + 1.22%	2,151,291
1,484,962	Catalent Pharma Solutions Inc(b) 7.41%, 05/20/2024 3-mo. LIBOR + 5.12%	1,460,368
2,698,636	Change Healthcare Holdings LLC(b) 4.17%, 03/01/2024 1-mo. LIBOR + 2.38%	2,618,802
2,977,500	Entain Holdings Ltd(b) 3.74%, 03/29/2027 3-mo. LIBOR + 1.46%	2,832,347
511,813	Icon SARL(b) 4.56%, 07/03/2028 3-mo. LIBOR + 2.28%	493,685
2,475,000	Jazz Financing SARL(b) 5.17%, 05/05/2028 1-mo. LIBOR + 3.38%	2,354,344
124,806	PRA Health Sciences Inc(b) 4.56%, 07/03/2028 3-mo. LIBOR + 2.28%	120,386
995,000	Southwestern Energy Co(b) 4.70%, 06/22/2027 3-mo. LIBOR + 2.42%	965,150
2,403,627	Vyaire Medical Inc(b) 5.75%, 04/16/2025 1-mo. LIBOR + 3.96%	1,754,648
TOTAL BANK LOANS — 6.55% (Cost $22,797,748)		$ 21,048,285
CORPORATE BONDS AND NOTES
Basic Materials — 0.38%
1,250,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,219,964
Communications — 2.55%
2,000,000	DISH DBS Corp 5.88%, 11/15/2024	1,685,000
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,550,076
500,000	Sirius XM Radio Inc(a) 3.13%, 09/01/2026	446,115
2,000,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,799,786
3,000,000	Verizon Communications Inc 0.85%, 11/20/2025	2,716,864
		8,197,841
Principal Amount		Fair Value
Consumer, Cyclical — 13.38%
$2,000,000	Aptiv PLC / Aptiv Corp 2.40%, 02/18/2025	$ 1,909,999
1,500,000	BMW US Capital LLC(a) 3.25%, 04/01/2025	1,481,695
1,250,000	Brinker International Inc 3.88%, 05/15/2023	1,231,150
2,500,000	Cinemark USA Inc(a) 8.75%, 05/01/2025	2,524,090
1,500,000	Daimler Finance North America LLC(a) 0.75%, 03/01/2024	1,424,922
3,000,000	Ford Motor Credit Co LLC 2.30%, 02/10/2025	2,693,700
	General Motors Financial Co Inc
1,500,000	1.05%, 03/08/2024	1,421,997
2,000,000	1.20%, 10/15/2024	1,859,821
2,000,000	Genuine Parts Co 1.75%, 02/01/2025	1,884,339
2,500,000	Hilton Domestic Operating Co Inc(a) 5.38%, 05/01/2025	2,450,000
2,000,000	Hyundai Capital America(a) 1.00%, 09/17/2024	1,855,944
4,000,000	Las Vegas Sands Corp 3.20%, 08/08/2024	3,778,423
3,500,000	Magallanes Inc(a) 3.79%, 03/15/2025	3,392,549
2,500,000	MGM Resorts International 6.75%, 05/01/2025	2,453,125
2,000,000	Nissan Motor Acceptance Co LLC(a) 1.13%, 09/16/2024	1,838,108
2,000,000	Nordstrom Inc 2.30%, 04/08/2024	1,903,400
2,000,000	PACCAR Financial Corp 2.85%, 04/07/2025	1,960,216
3,000,000	PVH Corp 4.63%, 07/10/2025	2,971,599
2,500,000	Toyota Motor Credit Corp 3.95%, 06/30/2025	2,508,969
1,500,000	Volkswagen Group of America Finance LLC(a) 3.95%, 06/06/2025	1,471,953
		43,015,999
Consumer, Non-Cyclical — 9.16%
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	990,034
	Baxter International Inc
2,000,000	0.87%, 12/01/2023	1,919,244
2,000,000	1.32%, 11/29/2024	1,877,539
2,000,000	Bayer US Finance II LLC(a) 3.88%, 12/15/2023	1,995,564
2,000,000	Cintas Corp No 2 3.45%, 05/01/2025	1,993,227
2,500,000	Constellation Brands Inc 3.60%, 05/09/2024	2,490,691
3,000,000	Global Payments Inc 1.50%, 11/15/2024	2,816,258

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,500,000	GSK Consumer Healthcare Capital US LLC(a) 3.02%, 03/24/2024	$ 1,477,576
2,000,000	HCA Inc(a) 3.13%, 03/15/2027	1,817,053
3,000,000	McKesson Corp 0.90%, 12/03/2025	2,709,961
1,000,000	Mondelez International Holdings Netherlands BV(a) 0.75%, 09/24/2024	934,416
3,000,000	Perrigo Finance Unlimited Co 3.90%, 12/15/2024	2,808,750
200,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	178,000
2,000,000	Universal Health Services Inc(a) 1.65%, 09/01/2026	1,734,518
2,000,000	Viatris Inc 1.65%, 06/22/2025	1,810,515
2,000,000	Zimmer Biomet Holdings Inc 1.45%, 11/22/2024	1,882,762
		29,436,108
Energy — 5.58%
3,000,000	Canadian Natural Resources Ltd 2.05%, 07/15/2025	2,806,743
3,500,000	Energy Transfer LP 3.90%, 05/15/2024	3,472,818
	EQT Corp
1,500,000	6.63%, 02/01/2025	1,543,095
100,000	3.13%, 05/15/2026(a)	93,631
1,500,000	Gray Oak Pipeline LLC(a) 2.00%, 09/15/2023	1,461,405
2,000,000	Midwest Connector Capital Co LLC(a) 3.90%, 04/01/2024	1,962,659
2,000,000	Phillips 66 1.30%, 02/15/2026	1,798,796
3,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	2,934,233
2,000,000	TransCanada PipeLines Ltd 1.00%, 10/12/2024	1,865,485
		17,938,865
Financial — 34.33%
	AerCap Ireland Capital DAC
2,500,000	1.15%, 10/29/2023	2,382,056
2,500,000	1.75%, 10/29/2024	2,306,747
3,000,000	Ally Financial Inc 3.88%, 05/21/2024	2,973,521
2,000,000	American Express Co 2.25%, 03/04/2025	1,921,330
4,750,000	Athene Global Funding 0.95%, 01/08/2024	4,507,883
	Bank of America Corp
2,000,000	0.81%, 10/24/2024	1,906,101
5,000,000	3.46%, 03/15/2025	4,927,864
3,000,000	1.53%, 12/06/2025	2,791,336
Principal Amount		Fair Value
Financial — (continued)
$2,500,000	Bank of New York Mellon Corp(f) 3.35%, 04/25/2025	$ 2,471,385
	Bank of Nova Scotia
3,000,000	0.70%, 04/15/2024(f)	2,844,361
2,500,000	3.45%, 04/11/2025	2,467,000
2,500,000	Barclays PLC 3.65%, 03/16/2025	2,444,740
	Canadian Imperial Bank of Commerce
2,500,000	1.00%, 10/18/2024(f)	2,332,955
1,500,000	2.25%, 01/28/2025	1,437,882
1,500,000	Capital One Financial Corp 1.34%, 12/06/2024	1,437,439
	Citigroup Inc
950,000	1.28%, 11/03/2025	882,055
7,000,000	2.22%, 06/09/2027(b)(f) 1-mo. SOFR + 0.77%	6,645,520
2,000,000	Citizens Bank NA(f) 4.12%, 05/23/2025	1,992,148
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,352,617
2,000,000	Equitable Financial Life Global Funding(a) 0.80%, 08/12/2024	1,866,444
3,500,000	Fifth Third Bancorp 2.38%, 01/28/2025	3,351,824
2,000,000	Goldman Sachs Group Inc 0.93%, 10/21/2024	1,912,512
2,000,000	Huntington Bancshares Inc 2.63%, 08/06/2024	1,942,112
1,500,000	Intercontinental Exchange Inc 3.65%, 05/23/2025	1,490,294
	JPMorgan Chase & Co
2,000,000	3.85%, 06/14/2025	1,980,288
2,000,000	0.77%, 08/09/2025(g)	1,854,936
4,000,000	2.60%, 02/24/2026	3,801,760
1,500,000	KeyCorp 3.88%, 05/23/2025	1,488,895
250,000	Lehman Brothers Holdings Inc Escrow Account(h)(i) 0.00%, 10/15/2025	1,000
3,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	2,758,740
	Morgan Stanley
2,000,000	0.79%, 01/22/2025	1,890,550
2,400,000	3.62%, 04/17/2025	2,369,271
2,000,000	1.16%, 10/21/2025	1,852,943
3,000,000	NatWest Markets PLC(a) 0.80%, 08/12/2024	2,784,719
2,000,000	New York Life Global Funding(a) 1.45%, 01/14/2025	1,888,231
2,500,000	Northwestern Mutual Global Funding(a) 4.00%, 07/01/2025	2,514,032
2,000,000	Pricoa Global Funding I(a) 1.15%, 12/06/2024	1,878,342
	Principal Life Global Funding II(a)
1,800,000	0.75%, 04/12/2024	1,702,295

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$2,000,000	0.75%, 08/23/2024	$ 1,868,227
2,250,000	Protective Life Global Funding(a) 1.65%, 01/13/2025	2,120,677
3,000,000	Royal Bank of Canada(f) 3.38%, 04/14/2025	2,960,250
3,500,000	Synchrony Financial 4.88%, 06/13/2025	3,460,826
2,000,000	Toronto-Dominion Bank(f) 1.25%, 09/10/2026	1,775,451
2,225,000	USAA Capital Corp(a) 3.38%, 05/01/2025	2,205,754
1,250,000	VICI Properties LP REIT 4.38%, 05/15/2025	1,220,849
	Wells Fargo & Co
2,000,000	3.91%, 04/25/2026	1,966,971
1,500,000	2.19%, 04/30/2026	1,403,328
		110,336,461
Industrial — 4.19%
2,000,000	Boeing Co 1.95%, 02/01/2024	1,935,401
2,000,000	CNH Industrial Capital LLC 3.95%, 05/23/2025	1,978,834
2,000,000	Huntington Ingalls Industries Inc 0.67%, 08/16/2023	1,928,366
1,500,000	John Deere Capital Corp 2.13%, 03/07/2025	1,448,355
2,500,000	Parker-Hannifin Corp 3.65%, 06/15/2024	2,483,085
2,500,000	Sonoco Products Co 1.80%, 02/01/2025	2,346,446
1,345,000	Trimble Inc 4.15%, 06/15/2023	1,342,096
		13,462,583
Technology — 6.24%
	Microchip Technology Inc
4,500,000	0.97%, 02/15/2024	4,272,594
1,000,000	0.98%, 09/01/2024	932,543
1,725,000	NetApp Inc 1.88%, 06/22/2025	1,609,031
4,500,000	Oracle Corp 1.65%, 03/25/2026	4,030,914
3,600,000	PTC Inc(a) 3.63%, 02/15/2025	3,404,812
1,000,000	Qorvo Inc(a) 1.75%, 12/15/2024	934,120
2,000,000	Skyworks Solutions Inc 0.90%, 06/01/2023	1,933,024
3,000,000	Take-Two Interactive Software Inc 3.55%, 04/14/2025	2,950,761
		20,067,799
Principal Amount		Fair Value
Utilities — 0.60%
$2,000,000	American Electric Power Co Inc 2.03%, 03/15/2024	$ 1,934,777
TOTAL CORPORATE BONDS AND NOTES — 76.41% (Cost $259,253,882)		$245,610,397
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.16%
586,364	Angel Oak Mortgage Trust (a)(c) Series 2021-3 Class A3 1.46%, 05/25/2066	528,229
1,500,000	CityLine Commercial Mortgage Trust Class NE(a)(c) Series 2016-CLNE Class A 2.87%, 11/10/2031	1,461,916
894,549	Deephaven Residential Mortgage Trust (a)(c) Series 2022-1 Class A1 2.21%, 01/25/2067	836,194
952,666	GS Mortgage-Backed Securities Trust (a)(c) Series 2022-PJ1 Class A8 2.50%, 05/28/2052	859,297
2,127,035	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	2,090,679
872,236	RCKT Mortgage Trust (a)(c) Series 2022-1 Class A5 2.50%, 01/25/2052	791,111
1,812,014	Starwood Mortgage Residential Trust(a)(c) Series 2021-6 Class A1 1.92%, 11/25/2066	1,595,620
1,061,997	Starwood Mortgage Residential Trust (a)(c) Series 2021-3 Class A3 1.52%, 06/25/2056	944,538
	Verus Securitization Trust (a)(c)
	Series 2021-2 Class A3
799,929	1.55%, 02/25/2066	711,114
	Series 2021-5 Class A3
413,448	1.37%, 09/25/2066	349,534
TOTAL MORTGAGE-BACKED SECURITIES — 3.16% (Cost $11,046,086)		$ 10,168,232
U.S. TREASURY BONDS AND NOTES
8,500,000	United States Treasury Note/Bond 0.25%, 05/15/2024	8,078,652
TOTAL U.S. TREASURY BONDS AND NOTES — 2.51% (Cost $8,082,444)		$ 8,078,652

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
125,000	BlackRock FedFund Institutional Class(j), 1.32%(k)	$ 125,000
904,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(j), 1.46%(k)	904,000
226,000	Goldman Sachs Financial Square Government Fund Institutional Class(j), 1.38%(k)	226,000
226,000	Invesco Government & Agency Portfolio Institutional Class(j), 0.84%(k)	226,000
924,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(j), 1.38%(k)	924,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.75% (Cost $2,405,000)		$ 2,405,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.87%
$2,800,000	Federal Home Loan Bank(l) 1.01%, 07/01/2022	2,800,000
Repurchase Agreements — 3.12%
2,949,699	Undivided interest of 2.71% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $2,949,699 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(j)	2,949,699
2,949,700	Undivided interest of 2.72% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $2,949,700 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(j)	2,949,700
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,167,423	Undivided interest of 23.21% in a repurchase agreement (principal amount/value $5,034,728 with a maturity value of $5,034,942) with Credit Agricole Securities (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $1,167,423 on 7/1/22 collateralized by Government National Mortgage Association securities, 2.50%, 7/20/51, with a value of $5,135,423.(j)	$ 1,167,423
2,949,700	Undivided interest of 6.29% in a repurchase agreement (principal amount/value $46,928,436 with a maturity value of $46,930,457) with Bank of Montreal, 1.55%, dated 6/30/22 to be repurchased at $2,949,700 on 7/1/22 collateralized by various U.S. Government Agency securities, 2.00% - 5.50%, 5/1/35 - 5/20/72, with a value of $47,867,005.(j)	2,949,700
		10,016,522
TOTAL SHORT TERM INVESTMENTS — 3.99% (Cost $12,816,522)		$ 12,816,522
TOTAL INVESTMENTS — 106.75% (Cost $362,285,674)		$343,115,844
OTHER ASSETS & LIABILITIES, NET — (6.75)%		$ (21,680,913)
TOTAL NET ASSETS — 100.00%		$321,434,931

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2022.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2022. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at June 30, 2022.
(g)	Restricted security; further details of these securities are included in a subsequent table.
(h)	Security in bankruptcy.
(i)	Security in default.
(j)	Collateral received for securities on loan.
(k)	Rate shown is the 7-day yield as of June 30, 2022.
(l)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At June 30, 2022, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co(a)	0.77%	08/09/2025	08/03/2021	$2,000,000	$1,854,936	0.58%

(a)	Restricted security; further details of these securities are included in a subsequent table.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Short Duration Bond Fund
ASSETS:
Investments in securities, fair value (including $12,092,870 of securities on loan)(a)	$333,099,322
Repurchase agreements, fair value(b)	10,016,522
Cash	264,878
Interest receivable	1,606,469
Subscriptions receivable	26,532
Receivable for investments sold	2,302,422
Total Assets	347,316,145
LIABILITIES:
Payable for director fees	7,369
Payable for investments purchased	3,047,088
Payable for other accrued fees	58,793
Payable for shareholder services fees	16,800
Payable to investment adviser	56,114
Payable upon return of securities loaned	12,421,522
Redemptions payable	10,273,528
Total Liabilities	25,881,214
NET ASSETS	$321,434,931
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,397,282
Paid-in capital in excess of par	341,269,013
Undistributed/accumulated deficit	(23,231,364)
NET ASSETS	$321,434,931
NET ASSETS BY CLASS
Investor Class	$53,998,913
Institutional Class	$267,436,018
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Institutional Class	125,000,000
Issued and Outstanding
Investor Class	5,395,773
Institutional Class	28,577,043
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.01
Institutional Class	$9.36
(a) Cost of investments	$352,269,152
(b) Cost of repurchase agreements	$10,016,522
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Short Duration Bond Fund
INVESTMENT INCOME:
Interest	$3,190,502
Income from securities lending	5,986
Total Income	3,196,488
EXPENSES:
Management fees	404,761
Shareholder services fees – Investor Class	98,879
Audit and tax fees	25,627
Custodian fees	7,437
Director's fees	16,275
Legal fees	2,432
Pricing fees	21,134
Registration fees	19,114
Shareholder report fees	144
Transfer agent fees	4,047
Other fees	5,059
Total Expenses	604,909
Less amount waived by investment adviser	66,264
Net Expenses	538,645
NET INVESTMENT INCOME	2,657,843
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(2,127,979)
Net Realized Loss	(2,127,979)
Net change in unrealized depreciation on investments	(17,252,333)
Net Change in Unrealized Depreciation	(17,252,333)
Net Realized and Unrealized Loss	(19,380,312)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,722,469)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Short Duration Bond Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$2,657,843	$4,911,132
Net realized gain (loss)	(2,127,979)	1,625,528
Net change in unrealized depreciation	(17,252,333)	(5,670,805)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,722,469)	865,855
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(19,656)
Institutional Class	-	(106,337)
From return of capital	0	(125,993)
From net investment income and net realized gains
Investor Class	(392,445)	(1,027,354)
Institutional Class	(2,119,111)	(8,061,305)
From net investment income and net realized gains	(2,511,556)	(9,088,659)
Total Distributions	(2,511,556)	(9,214,652)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	21,164,161	52,992,570
Institutional Class	14,271,474	79,246,681
Shares issued in reinvestment of distributions
Investor Class	392,445	1,047,010
Institutional Class	2,119,111	8,167,642
Shares redeemed
Investor Class	(22,991,006)	(43,209,537)
Institutional Class	(50,053,583)	(41,348,847)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(35,097,398)	56,895,519
Total Increase (Decrease) in Net Assets	(54,331,423)	48,546,722
NET ASSETS:
Beginning of Period	375,766,354	327,219,632
End of Period	$321,434,931	$375,766,354
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,086,642	4,942,583
Institutional Class	1,483,196	7,852,887
Shares issued in reinvestment of distributions
Investor Class	38,916	98,356
Institutional Class	224,090	819,896
Shares redeemed
Investor Class	(2,269,982)	(4,036,040)
Institutional Class	(5,242,115)	(4,103,114)
Net Increase (Decrease)	(3,679,253)	5,574,568
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$10.57	0.06	(0.55)	(0.49)	—	(0.07)	—	(0.07)	$10.01	(4.68%) (d)
12/31/2021	$10.77	0.11	(0.11)	0.00	(0.00) (e)	(0.11)	(0.09)	(0.20)	$10.57	(0.03%)
12/31/2020	$10.52	0.18	0.30	0.48	—	(0.20)	(0.03)	(0.23)	$10.77	4.63%
12/31/2019	$10.19	0.27	0.28	0.55	(0.00) (e)	(0.22)	—	(0.22)	$10.52	5.40%
12/31/2018	$10.32	0.25	(0.19)	0.06	(0.00) (e)	(0.19)	—	(0.19)	$10.19	0.63%
12/31/2017	$10.23	0.18	0.03	0.21	(0.00) (e)	(0.12)	—	(0.12)	$10.32	1.96%
Institutional Class
6/30/2022(Unaudited)	$ 9.88	0.07	(0.52)	(0.45)	—	(0.07)	—	(0.07)	$ 9.36	(4.55%) (d)
12/31/2021	$10.11	0.14	(0.10)	0.04	(0.00) (e)	(0.18)	(0.09)	(0.27)	$ 9.88	0.34%
12/31/2020	$ 9.94	0.21	0.27	0.48	—	(0.28)	(0.03)	(0.31)	$10.11	4.99%
12/31/2019	$ 9.67	0.29	0.27	0.56	(0.00) (e)	(0.29)	—	(0.29)	$ 9.94	5.83%
12/31/2018	$ 9.86	0.28	(0.19)	0.09	(0.00) (e)	(0.28)	—	(0.28)	$ 9.67	0.94%
12/31/2017	$ 9.84	0.21	0.02	0.23	(0.00) (e)	(0.21)	—	(0.21)	$ 9.86	2.39%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$ 53,999	0.68% (g)	0.60% (g)	1.22% (g)	44% (d)
12/31/2021	$ 58,567	0.66%	0.60%	1.06%	123%
12/31/2020	$ 48,834	0.67%	0.60%	1.73%	119%
12/31/2019	$ 47,582	0.67%	0.60%	2.58%	136%
12/31/2018	$ 44,228	0.67%	0.60%	2.49%	172%
12/31/2017	$ 49,558	0.66%	0.60%	1.74%	173%
Institutional Class
06/30/2022(Unaudited)	$267,436	0.28% (g)	0.25% (g)	1.57% (g)	44% (d)
12/31/2021	$317,200	0.26%	0.25%	1.43%	123%
12/31/2020	$278,385	0.26%	0.25%	2.06%	119%
12/31/2019	$220,267	0.27%	0.25%	2.93%	136%
12/31/2018	$175,072	0.27%	0.25%	2.84%	172%
12/31/2017	$179,419	0.27%	0.25%	2.10%	173%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2022

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2022

As of June 30, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$713,800,519
Gross unrealized appreciation on investments	50,962
Gross unrealized depreciation on investments	(370,735,637)
Net unrealized depreciation on investments	$(370,684,675)

Semi-Annual Report - June 30, 2022

Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2021-01, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2021-01). ASU No. 2021-01 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund has determined there is not a material impact of ASU No. 2021-01 on the financial statements.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$69,994	$73,666	$64,608	$66,264	$0
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $132,341,951 and $158,291,047, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $22,874,455 and $20,614,985, respectively.

Semi-Annual Report - June 30, 2022

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $12,092,870 and received collateral as reported on the Statement of Assets and Liabilities of $12,421,522 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of corporate bonds and notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Short Duration Bond Fund changed its name to the Empower Short Duration Bond Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Short Duration Bond Fund (the “Fund”), a series of the Company. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.

On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular
Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board noted GWCM’s recent strategic initiatives, progress on the implementation of an enhanced trade order management system and various other projects, and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on GWCM generally and the Fund, and considered how monitoring and analysis of such developments informs GWCM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2021 were in the third, first, first and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding the performance universe median for the three-, five- and ten-year periods and equal to the performance universe median for the one-year period. As to the Fund’s Institutional Class, the Board observed that the annualized returns exceeded the performance universe median for each of the one-, three- and five-year periods ended December 31, 2021, ranking in the second, first and first quintiles of its performance universe, respectively. The Board also observed that the Fund outperformed its benchmark index for each period reviewed.
In assessing the performance data, the Board took into account the information provided by GWCM concerning the portfolio management due diligence and monitoring processes employed for internally-managed core funds, including the Fund. The Board also considered the detailed performance reports provided by GWCM throughout the year, including rolling performance analyses, portfolio statistics and comparative analytics, as well as regular presentations from management regarding fiscal and monetary policy developments, capital market assessments and market outlooks.
The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fee and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM had contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.

In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was below its respective peer group median contractual management fee. Similarly, the Board observed that the total annual operating expense ratio for each class of the Fund was below its respective peer group median expense ratio, ranking in the second and first quintiles with respect to the Investor Class and Institutional Class, respectively (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). The Board also observed that the total annual operating expense ratio for the Fund’s Institutional Class was the lowest of its peer group. In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In this regard, the Board considered the competitiveness of the Fund’s Contractual Management Fee for each share class that, as noted earlier, was below its respective peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022